Financial Instruments (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial instruments not measured at fair value on a recurring basis
Accrued liabilities	$ 32,894	$ 36,117
Non-recurring basis | Total
Financial instruments not measured at fair value on a recurring basis
Notes receivable from ZIM	34,071	23,847
Long-term debt, including current portion	3,223,337	3,002,247
Vendor financing, including current portion	179,500	65,034
Accrued liabilities	32,894	36,117
Non-recurring basis | (Level II)
Financial instruments not measured at fair value on a recurring basis
Notes receivable from ZIM	34,071	23,847
Long-term debt, including current portion	3,223,337	3,002,247
Vendor financing, including current portion	179,500	65,034
Accrued liabilities	$ 32,894	$ 36,117